Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-interest income
Asset management	$ 28,721	$ 25,603	$ 24,711
Banking	49,347	45,010	43,772
Foreign exchange revenue	37,001	32,895	32,222
Trust	51,220	51,004	44,936
Custody and other administration services	12,868	9,262	8,149
Other non-interest income	4,818	4,912	4,035
Total non-interest income	183,975	168,686	157,825
Interest income
Interest and fees on loans	234,032	218,495	187,020
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	60,686	68,936	65,299
Held-to-maturity	68,735	55,327	36,132
Deposits with banks	41,625	24,830	17,178
Total interest income	405,078	367,588	305,629
Interest expense
Deposits	51,486	17,617	10,931
Long-term debt	7,876	6,949	4,954
Securities sold under agreement to repurchase	14	33	0
Total interest expense	59,376	24,599	15,885
Net interest income before provision for credit losses	345,702	342,989	289,744
Provision for credit recoveries (losses)	184	6,991	5,837
Net interest income after provision for credit losses	345,886	349,980	295,581
Net gains (losses) on equity securities	925	(329)	511
Net realized gains (losses) on available-for-sale investments	1,624	1,100	4,186
Net gains (losses) on other real estate owned	(5)	(322)	(2,383)
Net other gains (losses)	223	(1,304)	(1,045)
Total other gains (losses)	2,767	(855)	1,269
Total net revenue	532,628	517,811	454,675
Non-interest expense
Salaries and other employee benefits	183,659	159,778	145,138
Technology and communications	62,633	60,280	53,999
Professional and outside services	27,952	26,034	27,181
Property	24,181	21,825	19,878
Indirect taxes	21,109	19,485	18,050
Non-service employee benefits expense	5,649	5,570	8,090
Marketing	8,050	6,116	5,739
Amortization of intangible assets	5,451	5,091	4,210
Restructuring costs	0	0	1,772
Other expenses	18,240	17,164	16,279
Total non-interest expense	356,924	321,343	300,336
Net income before income taxes	175,704	196,468	154,339
Income tax benefit (expense)	1,371	(1,284)	(1,087)
Net income	$ 177,075	$ 195,184	$ 153,252
Earnings per common share
Basic earnings per share (in dollars per share)	$ 3.33	$ 3.55	$ 2.82
Diluted earnings per share (in dollars per share)	$ 3.30	$ 3.50	$ 2.76